Long Term Debt - Summary of Long Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Long term debt
Secured debt	₨ 88,889	$ 1,179.1	₨ 68,937
Secured debt other			10
Total debt	88,889	1,179.1	68,947
Current and Noncurrent
Current portion of long-term debt	2,303	30.5	7,289
Long-term debt	86,586	1,148.6	61,658
Secured Foreign Currency Term Loans [Member]
Long term debt
Secured debt	71,944	954.3	45,124
Secured Indian Rupee Term Loans [Member]
Long term debt
Secured debt	₨ 16,945	$ 224.8	₨ 23,813